Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries, Income Statement) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,587,522	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 4,548,677	$ 4,550,548	$ 6,246,884	$ 6,161,352	$ 5,865,685
Operating Expenses [Abstract]
Direct operating expenses	623,872	650,495	617,221	607,095	614,434	635,789	654,163	630,015	584,069	1,840,121	1,826,917	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	433,595	431,841	424,050	398,123	423,628	421,952	402,160	420,436	372,710	1,257,224	1,253,290	1,673,447	1,617,258	1,570,212
Corporate expenses	92,204	76,861	73,921	71,158	69,198	64,016	54,247	56,486	52,347	253,524	218,621	288,028	227,096	284,042
Depreciation and amortization	177,330	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	539,246	539,555	729,285	763,306	732,869
Impairment charge		37,651	0	0	0	7,614	0	0	0			37,651	7,614	15,364
Other operating income (expense) - net	6,186	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	9,694	47,159	48,127	12,682	(16,710)
Operating income (loss)	266,707	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	668,256	759,324	1,070,050	1,054,724	864,841
Interest (income) expense - net	438,404	400,930	388,210	385,867	374,016	368,397	369,233	358,950	369,666	1,231,437	1,148,093	1,549,023	1,466,246	1,533,341
Gain (loss) on marketable securities	31									130,929		(4,580)	(4,827)	(6,490)
Loss on marketable securities		(4,580)	0	0	0	(4,827)	0	0	0			(4,580)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	3,983	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	13,595	11,914	18,557	26,958	5,702
Loss on debt extinguishment		(239,556)	0	0	(15,167)	0	4,274	0	(5,721)	(3,888)	(15,167)	(254,723)	(1,447)	60,289
Other income (expense) - net	1,709	1,929	824	(1,397)	(1,106)	(5,370)	3,033	(4,517)	3,685	(17,389)	(1,679)	250	(3,169)	(13,834)
Income (loss) before income taxes	(165,974)	(325,768)	(51,816)	(36,372)	(305,513)	(34,868)	(87,956)	(47,159)	(224,024)	(439,934)	(393,701)	(719,469)	(394,007)	(622,833)
Income tax benefit (expense)	73,802	128,986	13,232	8,663	157,398	3,468	20,665	9,184	92,661	158,650	179,293	308,279	125,978	159,980
Consolidated net income (loss)	(92,172)	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(281,284)	(214,408)	(411,190)	(268,029)	(462,853)
Less amount attributable to noncontrolling interest	9,683	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	16,372	18,807	13,289	34,065	16,236
Net income (loss) attributable to the Company	(101,855)	(191,264)	(50,561)	(39,025)	(143,629)	(43,027)	(74,056)	(53,179)	(131,832)	(297,656)	(233,215)	(424,479)	(302,094)	(479,089)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	40,502		21,219							(28,526)	17,928	40,242	(29,647)	26,301
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	13		16,668							15,619	17,399	23,103	(224)	17,187
Unrealized holding gain (loss) on cash flow derivatives	17,114		11,808							48,180	36,322	52,112	33,775	15,112
Other adjustments to comprehensive income (loss)			(688)							(998)	(534)
Reclassification adjustment	(1,433)									(83,753)		3,180	3,787	14,750
Comprehensive income (loss)	(45,659)		(1,554)							(347,134)	(162,100)	(305,842)	(294,403)	(405,739)
Less amount attributable to noncontrolling interest	9,169		2,960							(2,408)	877	5,878	4,324	8,857
Comprehensive income (loss) attributable to the Company	(54,828)		(4,514)							(344,726)	(162,977)	(311,720)	(298,727)	(414,596)
CCMH [Member]
Operating Expenses [Abstract]
Corporate expenses												10,829	10,878	12,274
Operating income (loss)												(10,829)	(10,878)	(12,274)
Interest (income) expense - net													13	17
Equity in earnings (loss) of nonconsolidated affiliates	(94,169)		(30,761)							(225,437)	(168,213)	(329,817)	(223,915)	(454,779)
Other income (expense) - net													(1)	(1)
Income (loss) before income taxes	(94,169)		(30,761)							(225,437)	(168,213)	(340,646)	(234,807)	(467,071)
Income tax benefit (expense)												3,972	3,985	4,508
Consolidated net income (loss)	(94,169)		(30,761)							(225,437)	(168,213)	(336,674)	(230,822)	(462,563)
Net income (loss) attributable to the Company	(94,169)		(30,761)							(225,437)	(168,213)	(336,674)	(230,822)	(462,563)
Unrealized gain (loss) on securities and derivatives:
Other adjustments to comprehensive income (loss)											2
Reclassification adjustment												2
Equity in subsidiary comprehensive income	47,724		45,758							(45,808)	63,570	107,179	5,518	64,493
Comprehensive income (loss)	(46,445)		14,997							(271,245)	(104,641)	(229,493)	(225,304)	(398,070)
Comprehensive income (loss) attributable to the Company	(46,445)		14,997							(271,245)	(104,641)	(229,493)	(225,304)	(398,070)
Subsidiary Issuer [Member]
Operating Expenses [Abstract]
Corporate expenses	2,609		2,661							8,126	8,130			28
Operating income (loss)	(2,609)		(2,661)							(8,126)	(8,130)			(28)
Interest (income) expense - net	377,789		319,407							1,039,587	975,090	1,307,703	1,360,995	1,415,932
Loss on marketable securities												(1)
Equity in earnings (loss) of nonconsolidated affiliates	130,633		171,077							430,607	440,803	492,819	629,915	428,976
Loss on debt extinguishment										(3,888)	(15,167)	(33,652)	(5,721)
Other income (expense) - net	(156)									(18,060)		(1)	1	(1)
Income (loss) before income taxes	(249,921)		(150,991)							(639,054)	(557,584)	(848,538)	(736,800)	(986,985)
Income tax benefit (expense)	155,752		120,230							413,617	389,371	518,721	512,885	532,206
Consolidated net income (loss)	(94,169)		(30,761)							(225,437)	(168,213)	(329,817)	(223,915)	(454,779)
Net income (loss) attributable to the Company	(94,169)		(30,761)							(225,437)	(168,213)	(329,817)	(223,915)	(454,779)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on cash flow derivatives	17,114		11,808							48,180	36,322	52,112	33,775	15,112
Other adjustments to comprehensive income (loss)											(2)
Reclassification adjustment												(2)
Equity in subsidiary comprehensive income	30,610		33,950							(93,988)	27,250	55,069	(28,257)	49,381
Comprehensive income (loss)	(46,445)		14,997							(271,245)	(104,643)	(222,638)	(218,397)	(390,286)
Comprehensive income (loss) attributable to the Company	(46,445)		14,997							(271,245)	(104,643)	(222,638)	(218,397)	(390,286)
Guarantor Subsidiaries [Member]
Revenue	862,813		853,665							2,401,245	2,398,690	3,288,779	3,121,308	3,044,866
Operating Expenses [Abstract]
Direct operating expenses	227,057		226,224							656,234	637,823	883,190	849,834	818,001
Selling, general and administrative expenses	302,033		285,715							850,970	827,925	1,090,006	1,062,726	1,060,262
Corporate expenses	59,876		42,440							153,963	124,268	171,771	125,964	164,144
Depreciation and amortization	78,627		81,650							241,904	246,165	328,633	327,240	317,761
Impairment charge														3,871
Other operating income (expense) - net	(418)		(279)							(2,710)	(1,987)	(2,825)	4,091	7,043
Operating income (loss)	194,802		217,357							495,464	560,522	812,354	759,635	687,870
Interest (income) expense - net	13,125		5,845							26,798	17,566	23,143	2,370	379
Gain (loss) on marketable securities	49									170,182
Loss on marketable securities												(2,001)
Equity in earnings (loss) of nonconsolidated affiliates	7,210		17,166							(51,315)	(30,015)	(174,774)	54,407	(80,040)
Loss on debt extinguishment													(1)
Other income (expense) - net	440		1,745							644	1,931	3,960	590	(2,496)
Income (loss) before income taxes	189,376		230,423							588,177	514,872	616,396	812,261	604,955
Income tax benefit (expense)	(77,584)		(81,474)							(216,801)	(154,024)	(246,380)	(274,930)	(283,171)
Consolidated net income (loss)	111,792		148,949							371,376	360,848	370,016	537,331	321,784
Less amount attributable to noncontrolling interest	1,911		4,436							(1,351)	3,821	(10,613)	13,792	5,130
Net income (loss) attributable to the Company	109,881		144,513							372,727	357,027	380,629	523,539	316,654
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(3,985)		(257)							11,875	(724)	(399)	1,267	(903)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities			17,755							15,390	18,476	25,676	4,610	24,996
Reclassification adjustment	(1)									(82,321)
Equity in subsidiary comprehensive income	37,724		18,228							(40,551)	10,926	33,967	(38,702)	26,528
Comprehensive income (loss)	143,619		180,239							277,120	385,705	439,873	490,714	367,275
Less amount attributable to noncontrolling interest	3,128		1,776							(1,619)	1,428	4,175	(4,594)	1,240
Comprehensive income (loss) attributable to the Company	140,491		178,463							278,739	384,277	435,698	495,308	366,035
Non-Guarantor Subsidiaries [Member]
Revenue	729,887		737,693							2,160,620	2,163,928	2,974,108	3,059,676	2,824,400
Operating Expenses [Abstract]
Direct operating expenses	398,591		393,337							1,188,887	1,195,141	1,621,341	1,660,786	1,564,515
Selling, general and administrative expenses	134,964		140,022							414,442	431,388	591,463	567,580	512,662
Corporate expenses	29,719		28,820							91,435	86,223	105,428	90,254	107,596
Depreciation and amortization	98,703		100,700							297,342	293,390	400,652	436,066	415,108
Impairment charge												37,651	7,614	11,493
Other operating income (expense) - net	6,604		42,397							12,404	49,146	50,952	8,591	(23,753)
Operating income (loss)	74,514		117,211							180,918	206,932	268,525	305,967	189,273
Interest (income) expense - net	39,804		43,158							132,068	99,887	139,824	27,321	40,198
Gain (loss) on marketable securities	(18)									(18)
Loss on marketable securities												(2,578)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	4,030		3,702							13,878	12,332	19,464	26,987	5,749
Loss on debt extinguishment												(221,071)
Other income (expense) - net	1,425		(921)							27	5,842	5,743	(3,759)	(11,336)
Income (loss) before income taxes	40,147		76,834							62,737	125,219	(69,741)	297,047	136,998
Income tax benefit (expense)	(4,366)		(25,524)							(38,166)	(56,054)	31,966	(115,962)	(93,563)
Consolidated net income (loss)	35,781		51,310							24,571	69,165	(37,775)	181,085	43,435
Less amount attributable to noncontrolling interest	7,772		7,541							17,723	14,986	23,902	20,273	11,106
Net income (loss) attributable to the Company	28,009		43,769							6,848	54,179	(61,677)	160,812	32,329
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	44,487		21,476							(40,401)	18,652	40,641	(30,914)	27,204
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	710		(1,376)							1,491	(7,743)	(8,151)	(2,874)	(7,809)
Other adjustments to comprehensive income (loss)			(688)							(998)	(534)
Reclassification adjustment	(1,432)									(1,432)		3,180	3,787	14,750
Comprehensive income (loss)	71,774		63,181							(34,492)	64,554	(26,007)	130,811	66,474
Less amount attributable to noncontrolling interest	6,041		1,184							(789)	(551)	1,703	8,918	7,617
Comprehensive income (loss) attributable to the Company	65,733		61,997							(33,703)	65,105	(27,710)	121,893	58,857
Eliminations [Member]
Revenue	(5,178)		(4,027)							(13,188)	(12,070)	(16,003)	(19,632)	(3,581)
Operating Expenses [Abstract]
Direct operating expenses	(1,776)		(2,340)							(5,000)	(6,047)	(7,981)	(6,584)	(869)
Selling, general and administrative expenses	(3,402)		(1,687)							(8,188)	(6,023)	(8,022)	(13,048)	(2,712)
Interest (income) expense - net	7,686		19,800							32,984	55,550	78,353	75,547	76,815
Gain (loss) on marketable securities										(39,235)
Equity in earnings (loss) of nonconsolidated affiliates	(43,721)		(157,521)							(154,138)	(242,993)	10,865	(460,436)	105,796
Loss on debt extinguishment													4,275	60,289
Other income (expense) - net											(9,452)	(9,452)
Income (loss) before income taxes	(51,407)		(177,321)							(226,357)	(307,995)	(76,940)	(531,708)	89,270
Consolidated net income (loss)	(51,407)		(177,321)							(226,357)	(307,995)	(76,940)	(531,708)	89,270
Net income (loss) attributable to the Company	(51,407)		(177,321)							(226,357)	(307,995)	(76,940)	(531,708)	89,270
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	(697)		289							(1,262)	6,666	5,578	(1,960)
Equity in subsidiary comprehensive income	(116,058)		(97,936)							180,347	(101,746)	(196,215)	61,441	(140,402)
Comprehensive income (loss)	(168,162)		(274,968)							(47,272)	(403,075)	(267,577)	(472,227)	(51,132)
Comprehensive income (loss) attributable to the Company	$ (168,162)		$ (274,968)							$ (47,272)	$ (403,075)	$ (267,577)	$ (472,227)	$ (51,132)